Provisions - Schedule of Provisions (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Provisions [abstract]
Provision for withholding tax	$ 3,438,235	$ 3,434,062
Provision for other taxes	234,641	0
Total	$ 3,672,876	$ 3,434,062